Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest rate swaps and swaptions and cross currency swaps agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - current and - long-term	$ 6,800,000	$ 22,300,000
Toledo Spirit time-charter derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate	$ 24,000	$ 17,500
Measurement Input, Discount Rate | Toledo Spirit time-charter derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate over remaining duration of contract	9.50%	8.70%